Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
Components of accumulated other comprehensive loss include the following:

	For the Year Ended December 31,
	2015	2014	2013
	(In millions)
Currency translation adjustment(1)	$(109)	$(109)	$(109)
Unrealized gain (loss) on derivatives (Note 5)	—	—	1
Unfunded pension and postretirement benefit plan (Note 11)	(10)	(7)	(7)
Accumulated other comprehensive loss	$(119)	$(116)	$(115)

(1)
Currency translation adjustments resulting from translating the Canadian subsidiaries’ financial statements into U.S. dollar equivalents, prior to adoption of the U.S. dollar as their functional currency, were reported separately and accumulated in other comprehensive income (loss).